Employee Benefit Plans - Defined Benefit Plan (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Pension Plan, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Funded status at the end of the year	$ (682)	$ (649)
Other Postretirement Benefit Plan, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Funded status at the end of the year	$ (668)	$ (771)